Acquisitions - Schedule of Purchase Price as of the Date of Acquisition (Details) - SuperX Industries [Member]	Apr. 30, 2025 USD ($)
Acquisitions [Line Items]
Share consideration	$ 510,000
Contingent consideration payable	19,064,917
Total consideration transferred	$ 19,574,917